CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Accounts receivable, net of allowance	$ 76	$ 18
Inventory, net of reserves	$ 144	$ 184
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock, par value	$ 0.001	$ 0.001
Series B convertible preferred stock, authorized	3	3
Series B convertible preferred stock, issued	1.2	2.1
Series B convertible preferred stock, outstanding	1.2	2.1
Common stock, par value	$ 0.001	$ 0.001
Common stock, Authorized	195,000	145,000
Common stock, Issued	96,889	70,479
Common stock, outstanding	96,889	70,479